CREDIT FROM BANKING INSTITUTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Repayments of long term debt	$ 0	$ 0	$ 11,732
Amount of total equity	217,564	$ 185,227
Unutilized short-term lines of credit	$ 4,100